Accounts Receivable Factoring	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Receivable Factoring

17. Accounts Receivable Factoring

As a part of its working capital management, the Company sells certain receivables through third party financial institutions with and without recourse. The amount sold varies each month based on the amount of underlying receivables and cash flow needs of the Company. The Company continues to service the receivables. These are permitted transactions under the Company’s credit agreement.

At March 31, 2012 and 2013, the Company had $85,678 and $89,015, respectively, outstanding under receivable transfer agreements without recourse entered into by various locations. The total amount of accounts receivable factored was $92,647 and $113,402 for the three months ended March 31, 2012 and 2013, respectively. Costs incurred on the sale of receivables were $609 and $645 for the three months ended March 31, 2012 and 2013, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the condensed consolidated statements of comprehensive income.

At March 31, 2012 and 2013, the Company had $17,552 and $15,197, respectively, outstanding under receivable transfer agreements with recourse. The secured borrowings are recorded in debt payable within one year and receivables are pledged equal to the balance of the borrowings. The total amount of accounts receivable factored was $24,539 and $22,712 for the three months ended March 31, 2012 and 2013, respectively. Costs incurred on the sale of receivables were $110 and $84 for the three months ended March 31, 2012 and 2013, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the condensed consolidated statements of comprehensive income.

24. Accounts Receivable Factoring

As a part of its working capital management, the Company sells certain receivables through third party financial institutions with and without recourse. The amount sold varies each month based on the amount of underlying receivables and cash flow needs of the Company. The Company continues to service the receivables. These are permitted transactions under the Company’s credit agreement.

At December 31, 2011 and 2012, the Company had $90,829 and $73,686, respectively, outstanding under receivable transfer agreements without recourse entered into by various locations. The total amount of accounts receivable factored were $257,490 and $332,004 for the years ended December 31, 2011 and 2012. Costs incurred on the sale of receivables were $2,047 and $2,216 for the years ended December 31, 2011 and 2012, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the consolidated statements of net income.

At December 31, 2011 and 2012, the Company had $13,865 and $13,708, respectively, outstanding under receivable transfer agreements with recourse. The secured borrowings are recorded in debt payable within one year and receivables are pledged equal to the balance of the borrowings. The total amount of accounts receivable factored was $58,950 and $81,596 for the years ended December 31, 2011 and 2012, respectively. Costs incurred on the sale of receivables were $363 and $340 for the years ended December 31, 2011 and 2012, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the consolidated statement of net income.